Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information Of Financial Position [Abstract]
Notes related to the unaudited interim condensed consolidated statement of financial position	Financial liabilities

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2020	2,169	4,421	10,019	35	16,644
Collection	5,712	—	—	—	5,712
Fair value of embedded derivatives	(404)	—	—	—	(404)
Amortized cost	919	66	92	—	1,077
Conversion	(8,350)	—	—	—	(8,350)
Repayment	—	—	—	—	—
FX rate impact	—	—	—	2	2
As of June 30, 2021	46	4,487	10,111	37	14,681
Financial liabilities by maturity

June 30, 2021 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	46	—	—	—	46
Conditional advances	—	—	—	4,487	4,487
Bank loans	182	3,526	5,099	1,304	10,111
Other	—	37	—	—	37
Total financial liabilities	228	3,563	5,099	5,791	14,681
Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2020	10,804
Increase without cash impact	379
Repayment	(830)
Decrease without cash impact	—
FX rate impact	194
Capitalized interests	—
As of June 30, 2021	10,547
Lease liabilities by maturity

	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2021	1,732	2,965	2,276	3,574	10,547
Trade payables and other current liabilities

(amounts in thousands of euros)	12/31/2020	06/30/2021
Vendors	4,706	3,352
Vendors - accruals	16,204	14,287
Total trade and other payables	20,910	17,639
Social liabilities, taxation and social security	4,149	3,604
Fixed assets payables	86	33
Deferred revenue	148	120
Other payables	53	69
Total other current liabilities	4,436	3,826
Hospital costs accruals amounted to €10,770 thousand as of December 31, 2020 and €10,557 thousand as of June 30, 2021.
Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	1,091			1,091		1,091
Other current financial assets	59			59		59
Trade and other receivables	4			4		4
Other current assets	4,330			4,330		4,330
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	49,930	44,446	—	5,484	—	49,930
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities	4,288				4,288	4,288
Total financial liabilities	53,063	417	—	—	52,646	53,063

As of June 30, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	1,091			1,091		1,091
Other current financial assets	516			516		516
Trade and other receivables	14			14		14
Other current assets	6,669			6,669		6,669
Cash and cash equivalents (2)	46,323	46,323				46,323
Total financial assets	54,613	46,323	—	8,290	—	54,613
Financial liabilities - non current portion (3)	14,452				14,452	14,452
Derivative liabilities - non current portion (5)	69	69				69
Lease liabilities - non current portion (4)	8,815				8,815	8,815
Financial liabilities - current portion (3)	229				229	229
Derivative liabilities - current portion (5)	3	3				3
Lease liabilities - current portion (4)	1,732				1,732	1,732
Trade and other payables	17,639				17,639	17,639
Other current liabilities	3,706				3,706	3,706
Total financial liabilities	46,645	72	—	—	46,573	46,645
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of cash in bank and term deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.
NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITIONProperty, plant and equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	Advance payment	TOTAL
GROSS VALUE
As of December 31, 2020	20,701	5,787	1,204	77	—	27,769
Increase	25	—	16	42	11	94
Decrease	—	—	(9)	—	—	(9)
FX rate impact	580	91	13	—	—	684
Reclassification	—	—	64	(53)	11	22
As of June 30, 2021	21,306	5,878	1,288	66	22	28,560

ACCUMULATED DEPRECIATION
As of December 31, 2020	(4,127)	(2,092)	(688)	—	—	(6,907)
Increase	(1,066)	(535)	(110)	—	—	(1,711)
Decrease	—	—	9	—	—	9
FX rate impact	(102)	(25)	(6)	—	—	(133)
Reclassification	—	—	—	—	—	—
As of June 30, 2021	(5,295)	(2,652)	(795)	—	—	(8,742)

NET VALUE
As of December 31, 2020	16,574	3,695	516	77	—	20,862
As of June 30, 2021	16,011	3,226	493	66	22	19,818
Right of use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2020	10,846	954	73	118	11,991
Increase	—	376	3	—	379
Decrease	(1,715)	—	—	—	(1,715)
FX rate impact	145	5	—	—	150
Reclassification	—	—	—	—	—
As of June 30, 2021	9,276	1,335	76	118	10,805

ACCUMULATED DEPRECIATION
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)
Increase	(726)	(37)	(12)	—	(775)
Decrease	1,050	—	—	—	1,050
FX rate impact	(38)	(1)	—	—	(39)
Reclassification	—	—	—	—	—
As of June 30, 2021	(2,363)	(992)	(54)	(118)	(3,527)

NET VALUE
As of December 31, 2020	8,197	—	31	—	8,228
As of June 30, 2021	6,913	343	22	—	7,278
The decrease is linked to the sublease of our premises in Cambridge, United States.
Trade receivables and other current assets

(amounts in thousands of euros)	12/31/2020	06/30/2021
Trade and other receivables	4	14
Total trade and other receivables	4	14
Research Tax Credit	3,432	5,564
Other receivables (including tax and social receivables)	898	660
Net investment in a sublease	—	446
Prepaid expenses	793	1,515
Total other current assets	5,123	8,185
Research Tax Credit (Crédit d’Impôt Recherche or “CIR”)
As of June 30, 2021, the CIR receivable included the Research Tax Credit for the 2020 financial year and the CIR estimate for the first half of 2021.
Prepaid expenses
Prepaid expenses mainly related to advance payments for directors and officers' insurance (€1,026 thousand).
Cash and cash equivalents

(amounts in thousands of euros)	12/31/2020	06/30/2021
Current account	34,348	41,221
Term deposits	10,098	5,102
Total cash and cash equivalents as reported in statement of financial position	44,446	46,323
Bank overdrafts	—	—
Total cash and cash equivalents as reported in statement of cash flow	44,446	46,323
As of December 31, 2020, term deposits included a term deposit of €10.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of June 30, 2021, term deposits included a term deposit of €5.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
Shareholders’ equity
As of June 30, 2021, the capital of the Company consisted of 26,438,955 shares, fully paid up, with a nominal value of 0.10 euro.

Number of shares
As of December 31, 2020	20,057,562
Shares issued as part of the Registered Offering	4,137,932
Shares sold under the at-the-market (“ATM”) program	744,186
Conversion of convertible notes ("OCA")	1,493,320
Free shares acquired	5,955
As of June 30, 2021	26,438,955
In February 2021, the Company sold 744,186 shares under the at-the-market (“ATM”) program, for gross proceeds of €6.6 million (net proceeds of approximately €6.4 million).
In April 2021, the Company issued 4,137,932 shares as part of the Registered Offering, for gross proceeds of €24.9 million (net proceeds of approximately €22.5 million).
During the first half of 2021, the transaction costs amounted to €2.7 million (of which €2.4 million related to the Registered Offering and €0.2 million to shares sold under the at-the-market (“ATM”) program) and relates to bank fees, legal counsels, advisors and auditors’ fees.
Convertible notes
The Company issued 2 tranches of €3.0 million each on March 2, 2021 and May 19, 2021, respectively. During the first half of 2021, 167 OCA were converted into 1,493,320 shares. As of June 30, 2021, 1 OCA and 235,690 BSA are outstanding.
The average effective interest rate of the tranches issued during the first half of 2021 was 13.0%.
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	12/31/2020	At the issuance date		06/30/2021
		Tranche 6	Tranche 7
Number of convertible notes	48	60	60	1
Estimated conversion price	€6.75	€6.94	€4.87	€3.73
Expected term	1 month	1 month	1 month	1 day
Fair value (in thousands of euros)	129	160	160	3
Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	12/31/2020	At the issuance date		06/30/2021
		Tranche 6	Tranche 7
Number of warrants	168,350	33,670	33,670	235,690
Price of the underlying share	€7.11	€7.30	€5.13	€3.93
Expected dividends	—%	—%	—%	—%
Volatility	58.11%	58.40%	62.24%	61.13%
Expected term	2 years	1 year, 10 months	1 year, 7 months	1 year, 6 months
Fair value (in thousands of euros)	288	59	25	69
Sensitivity analysis as of June 30, 2021
A change in the main assumptions used for the valuation of the conversion option would have no significant impact in the fair value.
A change in the following assumptions used for the valuation of the warrants could change the fair value as follows.

(in thousands of euros)	Price of the underlying share
Volatility	-10%	3.93	+10%
- 10 percentage points	25	38	54
61%	49	69	93
+10 percentage points	80	107	137